Acquisition of Ship-to-Ship Transfer Business - Additional Information (Detail) - Ship to Ship Transfer Business [Member] $ / shares in Units, shares in Millions, $ in Millions		3 Months Ended
	Jul. 31, 2015 USD ($) Vessel $ / shares shares	Mar. 31, 2016 USD ($)
Business Acquisition [Line Items]
Purchase price of acquisition	$ 47.3
Goodwill, purchase accounting adjustments		$ 8.1
Finite-lived intangible assets, purchase accounting adjustments		$ (8.4)
Teekay Corporation [Member] | Class B [Member]
Business Acquisition [Line Items]
Number of common stock issued | shares	6.5
Shares issued, price per share | $ / shares	$ 6.99
Working Capital [Member]
Business Acquisition [Line Items]
Purchase price of acquisition	$ 1.8
Ship-to-ship Support Vessel [Member]
Business Acquisition [Line Items]
Number of vessels | Vessel	6
Aframax Tanker [Member]
Business Acquisition [Line Items]
Number of vessels | Vessel	1